10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of option-based payments and compensation (Tables)	12 Months Ended
Jan. 31, 2022
Tables/Schedules
Schedule of option-based payments and compensation

	2022	2021	2020

Remuneration or fees	$186,625	$184,400	$288,713
Option based payments (non-cash item)	3,836,669	221,193	545,662
Total compensation for key management personnel	$4,023,293	$405,593	$834,375